Equity - Reserves - Drawdown of Accumulated Gains (Details) - EUR (€)	Mar. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Equity
Restricted reserves		€ 18,908	€ 29,486,000
GDS Group
Equity
Increase (decrease) in reserves	€ 408,000,000
Shanghai RAAS Blood Products Co., Ltd.
Equity
Proportion of direct ownership interest	26.20%